Employee Benefits (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Interest rate term	2 years
Benefit plans interest rate	1.00%	1.00%	1.00%
Weighted average duration defined benefit obligation	17 years 8 months 12 days	17 years 1 month 6 days
Expected employer plam	SFr 128,608